Redeemable Convertible Preferred Stock - Additional Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) vote $ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Temporary Equity [Line Items]
Redeemable convertible preferred stock issued during period (in shares) | shares				8,339,000
Payments of stock issuance costs | $	$ 2,973,000	$ 0
Votes per share | vote			1
Conversion rights, amount of Qualified IPO | $			$ 50,000,000
Series A Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in USD per share)			$ 0.50	$ 0.50
Temporary Equity, Non-Cumulative Dividends			0.04
Series B Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in USD per share)			0.62955	0.63
Temporary Equity, Non-Cumulative Dividends			0.05035
Series C Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in USD per share)			2.565	2.57
Temporary Equity, Non-Cumulative Dividends			0.2052
Series D Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in USD per share)			3.1888	3.19
Temporary Equity, Non-Cumulative Dividends			0.2551
Series E Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in USD per share)			8.8437	8.84
Temporary Equity, Non-Cumulative Dividends			0.7075
Series F Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in USD per share)			14.5027	14.50
Temporary Equity, Non-Cumulative Dividends			1.16020
Series G Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in USD per share)			18.5936	$ 18.59
Temporary Equity, Non-Cumulative Dividends			1.4875
Series H Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock issued during period (in shares) | shares				8,339,262
Proceeds from issuance of redeemable convertible preferred stock | $				$ 170,000,000.0
Payments of stock issuance costs | $				$ 200,000
Liquidation preference (in USD per share)			20.3855	$ 20.3855
Temporary Equity, Non-Cumulative Dividends			$ 1.6308